Exhibit 99.1

World Omni Auto Receivables Trust 2017-B
Monthly Servicer Certificate
December 31, 2020

Dates Covered
Collections Period	12/01/20 - 12/31/20
Interest Accrual Period	12/15/20 - 01/14/21
30/360 Days	30
Actual/360 Days	31
Distribution Date	01/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/20	144,016,341.95	12,698
Yield Supplement Overcollateralization Amount 11/30/20	3,563,644.84	0
Receivables Balance 11/30/20	147,579,986.79	12,698
Principal Payments	7,950,875.11	250
Defaulted Receivables	137,039.95	10
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/20	3,264,851.98	0
Pool Balance at 12/31/20	136,227,219.75	12,438

Pool Statistics	$ Amount	# of Accounts
Pool Factor	19.79%
Prepayment ABS Speed	1.17%
Aggregate Starting Principal Balance	704,748,719.14	25,981

Delinquent Receivables:
Past Due 31-60 days	1,898,463.78	132
Past Due 61-90 days	507,907.06	36
Past Due 91-120 days	145,085.03	9
Past Due 121+ days	0.00	0
Total	2,551,455.87	177

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.83%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.47%
Delinquency Trigger Occurred	NO

Recoveries	103,065.04
Aggregate Net Losses/(Gains) - December 2020	33,974.91
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.28%
Prior Net Losses Ratio	0.39%
Second Prior Net Losses Ratio	0.07%
Third Prior Net Losses Ratio	-0.14%
Four Month Average	0.15%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.39%

Overcollateralization Target Amount	6,656,764.16
Actual Overcollateralization	6,656,764.16
Weighted Average APR	3.20%
Weighted Average APR, Yield Adjusted	5.20%
Weighted Average Remaining Term	28.96

Flow of Funds	$ Amount
Collections	9,185,126.39
Investment Earnings on Cash Accounts	81.33
Servicing Fee(1)	(122,983.32)
Transfer to Collection Account	-
Available Funds	9,062,224.40

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	217,285.56
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	23,008.75
(5) Noteholders' Second Priority Principal Distributable Amount	1,132,358.04
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	6,656,764.16
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	527,807.89
(10) Collection Account Redeposits	505,000.00

Total Distributions of Available Funds	9,062,224.40

Servicing Fee	122,983.32
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	649,030,000.00
Original Class B	11,650,000.00

Total Class A & B
Note Balance @ 12/15/20	137,359,577.79
Principal Paid	7,789,122.20
Note Balance @ 01/15/21	129,570,455.59

Class A-1
Note Balance @ 12/15/20	0.00
Principal Paid	0.00
Note Balance @ 01/15/21	0.00
Note Factor @ 01/15/21	0.0000000%

Class A-2a
Note Balance @ 12/15/20	0.00
Principal Paid	0.00
Note Balance @ 01/15/21	0.00
Note Factor @ 01/15/21	0.0000000%

Class A-2b
Note Balance @ 12/15/20	0.00
Principal Paid	0.00
Note Balance @ 01/15/21	0.00
Note Factor @ 01/15/21	0.0000000%

Class A-3
Note Balance @ 12/15/20	73,679,577.79
Principal Paid	7,789,122.20
Note Balance @ 01/15/21	65,890,455.59
Note Factor @ 01/15/21	28.7731247%

Class A-4
Note Balance @ 12/15/20	52,030,000.00
Principal Paid	0.00
Note Balance @ 01/15/21	52,030,000.00
Note Factor @ 01/15/21	100.0000000%

Class B
Note Balance @ 12/15/20	11,650,000.00
Principal Paid	0.00
Note Balance @ 01/15/21	11,650,000.00
Note Factor @ 01/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	240,294.31
Total Principal Paid	7,789,122.20
Total Paid	8,029,416.51

Class A-1
Coupon	1.28000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.61000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.15863%
Coupon	0.25863%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.95000%
Interest Paid	119,729.31
Principal Paid	7,789,122.20
Total Paid to A-3 Holders	7,908,851.51

Class A-4
Coupon	2.25000%
Interest Paid	97,556.25
Principal Paid	0.00
Total Paid to A-4 Holders	97,556.25

Class B
Coupon	2.37000%
Interest Paid	23,008.75
Principal Paid	0.00
Total Paid to B Holders	23,008.75

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3637076
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.7895535
Total Distribution Amount	12.1532611

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.5228354
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	34.0136341
Total A-3 Distribution Amount	34.5364695

A-4 Interest Distribution Amount	1.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8750000

B Interest Distribution Amount	1.9750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	145.38
Noteholders' Principal Distributable Amount	854.62

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/20	1,664,191.04
Investment Earnings	42.29
Investment Earnings Paid	(42.29)
Deposit/(Withdrawal)	-
Balance as of 01/15/21	1,664,191.04
Change	-

Required Reserve Amount	1,664,191.04

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$889,215.66	$688,254.34	$809,000.41
Number of Extensions	63	45	50
Ratio of extensions to Beginning of Period Receivables Balance	0.60%	0.44%	0.49%

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.